Financial Instruments - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable	$ 20,000,000		$ 20,000,000		$ 19,000,000
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable	33,000,000		33,000,000		32,000,000
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements	0	$ 1,000,000	1,000,000	$ 1,000,000
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	27,000,000		27,000,000		26,000,000
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable	$ 16,400,000		$ 16,400,000		$ 16,200,000
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term	4 years		4 years		4 years
Loans and other receivables carried at amortized cost	$ 3,200,000		$ 3,200,000		$ 3,100,000
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term	5 years		5 years		5 years
Loans and other receivables carried at amortized cost	$ 7,400,000		$ 7,400,000		$ 6,900,000
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable						$ 29,000,000.0
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements	$ 0	$ 1,000,000.0	$ 1,000,000	$ 1,000,000